Income Taxes - Additional Information (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) mo		Dec. 31, 2017 USD ($)		Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure Of Income Taxes [line items]
Income tax expense	$ 2,786	$ 2,585	[1]	$ 1,658	[1]
Effective tax rate	22.10%	34.10%
Federal tax rate		35.00%		35.00%		35.00%
Exceptional amount	$ (6)	$ 233		$ 814
Exceptional amount in finance line	222	1,982		693
US Tax reform (change in tax rate and other)	$ 0	$ 116
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Federal tax rate		21.00%
US tax reform [member]
Disclosure Of Income Taxes [line items]
Remeasurement of deferred tax liabilities				1,800
Tax contingencies under dispute				1,100			R$ 3,500
Tax contingencies				300			R$ 1,000
US tax reform [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Remeasurement of deferred tax liabilities				$ 1,800
Federal tax rate				21.00%		21.00%
Number of monthly installments | mo		145
Brazilian federal tax regularization program [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Taxes [line items]
Exceptional amount				$ 900		R$ 2,900
Exceptional amount in income tax line				900		2,800
Exceptional amount in finance line				$ 44		R$ 141

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.